Fees Summary	Dec. 09, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 13,240,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,828.44
Total Offset Amount	0.00
Net Fee	$ 1,828.44
Narrative - Max Aggregate Offering Amount | shares	13,240,000
Final Prospectus	true